shark13f63009                           shark13f63009
13F-HR
3/31/09
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  August 13, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    206,914

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----

AMERICAN CAMPUS CMNTYS INC   COMMON STOCK   024835950  8080    364300     PUT      SOLE        0     0       0    0
ALCOA INC	             COMMON STOCK   013817101  5684    550242     SH       SOLE	       0     5684    0    0
ARCTIC CAT INC		     COMMON STOCK   039670104  270     66725      SH       SOLE	       0     270     0    0
AT&T INC		     COMMON STOCK   00206R102  2478    99747      SH       SOLE	       0     2478    0    0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  3131    217424     SH	   SOLE	       0     3131    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  2941    99978 	  SH	   SOLE	       0     2941    0    0
CISCO SYS INC	             COMMON STOCK   17275R102  3176    170309     SH	   SOLE	       0     3176    0    0
CBRL GROUP INC	             COMMON STOCK   12489V106  2093    75015 	  SH       SOLE	       0     2093    0    0
COMTECH TELECOMMUNICATIONS C COMMON STOCK   205826209  6404    200893 	  SH       SOLE	       0     6404    0    0
EXXON MOBIL CORP       	     COMMON STOCK   30231G102  2417    34569 	  SH       SOLE	       0     2417    0	  0
FAIR ISAAC CORP              COMMON STOCK   303250104  3493    225953 	  SH	   SOLE	       0     3493    0    0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  4821    87041 	  SH	   SOLE	       0     4821    0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W105  1767    49989      SH	   SOLE	       0     1767    0    0
HATTERAS FINL CORP	     COMMON STOCK   41902R103  15103   528276     SH	   SOLE	       0     15103   0    0
HATTERAS FINL CORP           COMMON STOCK   41902R953  15147   529800     PUT      SOLE        0     0       0    0
INTERNATIONAL BUSINESS MACHS COMMON STOCK   459200101  3915    37492      SH	   SOLE	       0     3915    0    0
ISHARES TR		     DJ US REAL EST 464287739  16137   497744     SH	   SOLE	       0     16137   0    0
ISHARES TR                   RUSSELL 2000   464287655  24198   473731     SH	   SOLE	       0     24198   0    0
JDA SOFTWARE GROUP INC       COMMON STOCK   46612K108  2489    166382     SH       SOLE	       0     2489    0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  3904    68736      SH	   SOLE	       0     3904    0    0
MARINEMAX INC		     COMMON STOCK   567908108  109     31680      SH       SOLE        0     109     0    0
MICROSOFT CORP      	     COMMON STOCK   594918104  3501    147290     SH	   SOLE	       0     3501    0    0
MOLEX INC       	     COMMON STOCK   608554101  1757    112971     SH	   SOLE	       0     1757    0    0
ORACLE CORP	             COMMON STOCK   68389X105  7201    336182     SH	   SOLE	       0     7201    0    0
PALL CORP	             COMMON STOCK   696429307  2554    96171 	  SH       SOLE	       0     2554    0    0
PARKER HANNIFIN CORP         COMMON STOCK   701094104  2495    58078      SH	   SOLE	       0     2495    0    0
PENN WEST ENERGY TR          TR UNIT        707885109  2300    180657     SH       SOLE        0     2300    0    0
PEPSICO INC		     COMMON STOCK   713448108  6382    116115	  SH	   SOLE	       0     6382    0    0
PEROT SYS CORP		     CL A           714265105  4006    279579 	  SH	   SOLE	       0     4006    0    0
PROCTER & GAMBLE CO          COMMON STOCK   742718109  2874    56237      SH	   SOLE	       0     2874    0    0
SARA LEE CORP                COMMON STOCK   803111103  4394    450207     SH	   SOLE	       0     4394    0    0
SARA LEE CORP                COMMON STOCK   803111953  3318    340000     PUT	   SOLE	       0     0       0    0
SARA LEE CORP                COMMON STOCK   803111953  976     100000     PUT	   SOLE	       0     0       0    0
SPDR GOLD TRUST	             GOLD SHS       81211K950  9734    106759     SH	   SOLE	       0     9734    0    0
SRA INTL INC	      	     CLASS A 	    78464R105  3541    201655 	  SH       SOLE	       0     3541    0    0
STAPLES INC		     COMMON STOCK   855030102  4181    207199     SH	   SOLE	       0     4181    0    0
SYMANTEC CORP	             COMMON STOCK   871503108  5459    350400     SH	   SOLE	       0     5459    0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  1759    108494 	  SH       SOLE	       0     1759    0    0
TESORO CORP                  COMMON STOCK   88157K101  1417    111286     SH       SOLE        0     1417    0    0
THERMO FISHER SCIENTIFIC INC COMMON STOCK   883556102  5168    126755     SH       SOLE        0     5168    0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V104  1787    58157      SH	   SOLE	       0     1787    0    0
WAL MART STORES INC	     COMMON STOCK   931142103  2548    52594      SH	   SOLE	       0     2548    0    0
YAHOO INC       	     COMMON STOCK   984332106  1805    115232     SH	   SOLE	       0     1805    0    0
S REPORT SUMMARY             43 DATA RECORDS          206914  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       6/30/09
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             43
               Total Records   			43
               Total Omitted                    0
Report Market Value x($1000)                	206,914
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value